Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 24	€ 37	€ 19
Current assets	58
Total assets	82
Non-current liabilities	(92)	(10)	(7)
Current liabilities	(205)
Total liabilities	(297)
Market value	(215)	126	86
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	58
Total assets	58
Non-current liabilities	(62)
Current liabilities	(205)
Total liabilities	(267)
Market value	(209)	103	44
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	26
Total assets	26
Non-current liabilities	0
Current liabilities	(19)
Total liabilities	(19)
Market value	7	(15)	7
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	32
Total assets	32
Non-current liabilities	(62)
Current liabilities	(186)
Total liabilities	(248)
Market value	(216)	118	37
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	24
Current assets	0
Total assets	24
Non-current liabilities	(4)
Current liabilities	0
Total liabilities	(4)
Market value	20	27	42
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	(26)
Current liabilities	0
Total liabilities	(26)
Market value	€ (26)	€ (4)